RELATED PARTIES (Details Narrative) - USD ($)		1 Months Ended	12 Months Ended
	Mar. 03, 2017	Apr. 15, 2013	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2017
Bad debt expense			$ (100,000)
Advances, related party			$ 108,878	$ 98,146	$ 112,646
Management Services Agreement [Member]
Description of management fee		quarterly management fee equal to 0.5% (2.0% annualized) of our company's adjusted net assets for services performed
Management consulting fee, quarterly	$ 62,500	$ 43,750
Description of gross income	expected to exceed, 9.5% of our gross income with respect to such fiscal year